PROPERTY, PLANT AND EQUIPMENT (Details) R$ in Thousands		12 Months Ended
	Nov. 28, 2019 item	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		R$ 42,847,264	R$ 34,115,327
Initial adoption IFRS 16 effects			8,618,072
Transfers of goods destined for sale			(347,426)
Subletting		(2,115)	(10,310)
Additions		10,549,857	8,862,362
Write-offs, net		(328,243)	(183,321)
Net transfers		(188,176)	(85,500)
Capital contribution to CyberCo Brasil		(16,238)
Depreciation		(8,509,756)	(8,132,152)
Business combinations			10,212
Balance at end of the period		44,352,593	42,847,264	R$ 34,115,327
Proceeds from sale of PP&E		959,345	698,643	9,053
Number of towers sold | item	1,909
Tambor and Curitiba (CIC) data centers
PROPERTY, PLANT AND EQUIPMENT
Proceeds from sale of PP&E		419,690
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		136,374,026
Balance at end of the period		145,812,623	136,374,026
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(93,526,762)
Balance at end of the period		(101,460,030)	(93,526,762)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		25,185,314	24,668,212
Initial adoption IFRS 16 effects			91,836
Transfers of goods destined for sale			(1,183)
Additions		78,021	114,517
Write-offs, net		(7,719)	(17,069)
Net transfers		3,850,578	4,265,573
Capital contribution to CyberCo Brasil		(5)
Depreciation		(4,034,228)	(3,936,572)
Balance at end of the period		25,071,961	25,185,314	24,668,212
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		83,028,079
Balance at end of the period		86,709,680	83,028,079
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(57,842,765)
Balance at end of the period		(61,637,719)	(57,842,765)
Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		2,586,278	2,571,084
Additions		77,933	142,975
Write-offs, net		(170)	(268)
Net transfers		1,276,846	1,299,368
Depreciation		(1,464,041)	(1,426,890)
Business combinations			9
Balance at end of the period		2,476,846	2,586,278	2,571,084
Terminal equipment / modems | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		19,329,470
Balance at end of the period		20,569,803	19,329,470
Terminal equipment / modems | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(16,743,192)
Balance at end of the period		(18,092,957)	(16,743,192)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		11,720,064	3,769,088
Initial adoption IFRS 16 effects			8,526,236
Transfers of goods destined for sale			(248,175)
Subletting		(2,115)	(10,310)
Additions		4,517,747	1,790,185
Write-offs, net		(306,219)	(139,857)
Net transfers		341,553	504,010
Depreciation		(2,731,627)	(2,471,456)
Business combinations			343
Balance at end of the period		13,539,403	11,720,064	3,769,088
Write offs, net related to cancellation of lease agreements		288,603	105,952
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		26,269,769
Balance at end of the period		30,633,254	26,269,769
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(14,549,705)
Balance at end of the period		(17,093,851)	(14,549,705)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		278,512	314,832
Transfers of goods destined for sale			(30,585)
Write-offs, net		(5,483)	(5,735)
Balance at end of the period		273,029	278,512	314,832
Land | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		278,512
Balance at end of the period		273,029	278,512
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		827,053	836,107
Transfers of goods destined for sale			(67,143)
Additions		195,449	258,854
Write-offs, net		(2,870)	(2,182)
Net transfers		20,857	88,100
Capital contribution to CyberCo Brasil		(15,553)
Depreciation		(279,860)	(297,234)
Business combinations			10,551
Balance at end of the period		745,076	827,053	836,107
Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		5,218,153
Balance at end of the period		5,380,579	5,218,153
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(4,391,100)
Balance at end of the period		(4,635,503)	(4,391,100)
Estimated losses | Estimated losses for impairment or obsolescence
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		(174,508)	(156,892)
Additions			(20,465)
Write-offs, net		10,751	3,540
Net transfers		4,732
Capital contribution to CyberCo Brasil		(680)
Business combinations			(691)
Balance at end of the period		(159,705)	(174,508)	(156,892)
Assets and facilities under construction
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		2,424,551	2,112,896
Transfers of goods destined for sale			(340)
Additions		5,680,707	6,576,296
Write-offs, net		(16,533)	(21,750)
Net transfers		(5,682,742)	(6,242,551)
Balance at end of the period		2,405,983	2,424,551	R$ 2,112,896
Assets and facilities under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period		2,424,551
Balance at end of the period		R$ 2,405,983	R$ 2,424,551